Derivatives - Notional contract amounts and fair value of derivatives by product contract type held by HSBC (Details) - USD ($) $ in Millions	Jun. 30, 2018	Jan. 01, 2018 [1]	Dec. 31, 2017
Disclosure of detailed information about hedging instruments [line items]
Notional contract amount of trading instruments	$ 30,956,327		$ 27,008,765
Nominal contract amount of hedging instruments	209,729		207,057
Fair value of trading assets	321,755		328,450
Fair value of hedging assets	2,060		1,793
Gross total fair values of derivative assets	323,815		330,243
Fair value of derivative assets	227,972	$ 219,818	219,818
Fair value of trading liabilities	315,525		323,351
Fair value of hedging liabilities	3,279		3,895
Gross total fair values of derivative liabilities	318,804		327,246
Fair value of derivative liabilities	222,961	$ 216,821	216,821
Derivatives
Disclosure of detailed information about hedging instruments [line items]
Amounts offset on derivative liabilities	(95,843)		(110,425)
Derivatives
Disclosure of detailed information about hedging instruments [line items]
Amounts offset on derivative assets	(95,843)		(110,425)
Foreign exchange
Disclosure of detailed information about hedging instruments [line items]
Notional contract amount of trading instruments	7,389,043		6,215,518
Nominal contract amount of hedging instruments	29,761		28,768
Fair value of trading assets	100,818		78,089
Fair value of hedging assets	401		428
Gross total fair values of derivative assets	101,219		78,517
Fair value of trading liabilities	96,192		74,915
Fair value of hedging liabilities	744		853
Gross total fair values of derivative liabilities	96,936		75,768
Interest rate
Disclosure of detailed information about hedging instruments [line items]
Notional contract amount of trading instruments	22,569,400		19,751,577
Nominal contract amount of hedging instruments	179,968		178,289
Fair value of trading assets	205,654		235,430
Fair value of hedging assets	1,659		1,365
Gross total fair values of derivative assets	207,313		236,795
Fair value of trading liabilities	204,042		229,989
Fair value of hedging liabilities	2,535		3,042
Gross total fair values of derivative liabilities	206,577		233,031
Equities
Disclosure of detailed information about hedging instruments [line items]
Notional contract amount of trading instruments	561,103		590,156
Nominal contract amount of hedging instruments	0		0
Fair value of trading assets	10,270		9,353
Fair value of hedging assets	0		0
Gross total fair values of derivative assets	10,270		9,353
Fair value of trading liabilities	10,038		11,845
Fair value of hedging liabilities	0		0
Gross total fair values of derivative liabilities	10,038		11,845
Credit
Disclosure of detailed information about hedging instruments [line items]
Notional contract amount of trading instruments	358,277		391,798
Nominal contract amount of hedging instruments	0		0
Fair value of trading assets	3,592		4,692
Fair value of hedging assets	0		0
Gross total fair values of derivative assets	3,592		4,692
Fair value of trading liabilities	4,036		5,369
Fair value of hedging liabilities	0		0
Gross total fair values of derivative liabilities	4,036		5,369
Commodity and other
Disclosure of detailed information about hedging instruments [line items]
Notional contract amount of trading instruments	78,504		59,716
Nominal contract amount of hedging instruments	0		0
Fair value of trading assets	1,421		886
Fair value of hedging assets	0		0
Gross total fair values of derivative assets	1,421		886
Fair value of trading liabilities	1,217		1,233
Fair value of hedging liabilities	0		0
Gross total fair values of derivative liabilities	$ 1,217		$ 1,233

[1]	9Balances at 1 January 2018 have been prepared in accordance with accounting policies referred to on page 84. 31 December 2017 balances have not been re-presented.